Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Beginning Balance	$ (617,622)	$ (571,585)	$ (348,860)	$ (405,374)	$ (245,258)	$ (352,426)	$ (348,860)	$ (352,426)	$ (348,860)	$ (352,426)	$ (348,860)	$ (352,426)	$ (236,246)
Net current period other comprehensive income loss	(3,676)	(46,037)	(222,725)	3,281	(160,116)	107,168	(268,762)	(52,948)	(272,438)	(49,667)	(299,205)	3,566	(116,180)
Ending Balance	$ (621,298)	$ (617,622)	$ (571,585)	$ (402,093)	$ (405,374)	$ (245,258)	$ (617,622)	$ (405,374)	$ (621,298)	$ (402,093)	$ (648,065)	$ (348,860)	$ (352,426)